UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-01241
Investment Company Act File Number

Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Asian Small Companies Fund as of May 31, 2009 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2009, the value of the Fund’s investment in the Portfolio was $47,677,399 and the Fund owned 47.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.8%

Security	Shares	Value
China — 41.4%

Chemicals — 0.5%
China BlueChemical, Ltd., Class H	854,000	$500,173

		$500,173

Computers & Peripherals — 1.9%
China Digital TV Holding Co., Ltd. ADR	215,724	$1,941,516

		$1,941,516

Construction & Engineering — 5.9%
China State Construction International Holdings, Ltd.	7,954,000	$2,920,812
Midas Holdings, Ltd.	6,494,000	3,045,699

		$5,966,511

Construction Materials — 0.9%
Asia Cement China Holdings Corp.(1)	1,106,000	$892,667

		$892,667

Containers & Packaging — 2.9%
AMVIG Holdings, Ltd.	5,224,000	$2,924,453

		$2,924,453

Electronic Equipment, Instruments & Components — 8.8%
Inspur International, Ltd.	23,655,000	$4,520,794
Ju Teng International Holdings, Ltd.	4,778,000	2,943,768
Wasion Group Holdings, Ltd.	2,462,000	1,431,571

		$8,896,133

Energy Equipment & Services — 0.9%
China Oilfield Services, Ltd., Class H	858,000	$948,651

		$948,651

Food Products — 5.4%
China Green (Holdings), Ltd.	3,306,000	$3,032,831
Uni-President China Holdings, Ltd.	4,807,000	2,428,567

		$5,461,398

Machinery — 4.8%
China Automation Group, Ltd.	11,996,000	$4,907,325

		$4,907,325

Real Estate Investment Trusts (REITs) — 3.4%
CapitaRetail China Trust	4,156,000	$3,421,582

		$3,421,582

1

Security	Shares	Value
Real Estate Management & Development — 4.5%
KWG Property Holding, Ltd.(1)	3,524,500	$2,130,665
Soho China, Ltd.	3,702,500	2,390,793

		$4,521,458

Textiles, Apparel & Luxury Goods — 1.5%
Ports Design, Ltd.	798,500	$1,581,587

		$1,581,587

Total China (identified cost $31,704,991)		$41,963,454

Hong Kong — 3.0%

Commercial Banks — 1.6%
Dah Sing Financial Holdings, Ltd.	377,600	$1,576,462

		$1,576,462

Hotels, Restaurants & Leisure — 0.9%
Fairwood Holdings, Ltd.	980,000	$907,512

		$907,512

Textiles, Apparel & Luxury Goods — 0.5%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$497,979

		$497,979

Total Hong Kong (identified cost $5,151,410)		$2,981,953

India — 10.6%

Chemicals — 1.9%
United Phosphorus, Ltd.	562,040	$1,966,841

		$1,966,841

Electrical Equipment — 0.9%
Crompton Greaves, Ltd.	163,920	$923,328

		$923,328

Oil, Gas & Consumable Fuels — 1.4%
Petronet LNG, Ltd.(1)	903,030	$1,364,645

		$1,364,645

Real Estate Management & Development — 2.4%
Indiabulls Real Estate, Ltd.	449,566	$2,394,014

		$2,394,014

2

Security	Shares	Value
Software — 4.0%
ICSA (India), Ltd.	1,045,151	$4,077,089

		$4,077,089

Total India (identified cost $8,015,863)		$10,725,917

Indonesia — 3.5%

Commercial Banks — 0.0%
PT Bank Tabungan Pensiunan Nasional Tbk(1)	362,000	$60,008

		$60,008

Multiline Retail — 0.9%
PT Ramayana Lestari Sentosa Tbk	17,162,000	$888,056

		$888,056

Oil, Gas & Consumable Fuels — 2.6%
PT Indo Tambangraya Megah Tbk	1,382,500	$2,639,676

		$2,639,676

Total Indonesia (identified cost $1,983,611)		$3,587,740

Singapore — 19.7%

Consumer Finance — 1.8%
Hong Leong Finance, Ltd.	1,028,000	$1,830,061

		$1,830,061

Diversified Consumer Services — 1.5%
Raffles Education Corp., Ltd.	4,101,293	$1,527,688

		$1,527,688

Electronic Equipment, Instruments & Components — 2.9%
Venture Corp., Ltd.	600,000	$2,969,451

		$2,969,451

Energy Equipment & Services — 1.1%
Ezra Holdings, Ltd.	1,161,000	$1,074,689

		$1,074,689

Food & Staples Retailing — 1.5%
Olam International, Ltd.	1,110,000	$1,506,235

		$1,506,235

Industrial Conglomerates — 1.1%
Hong Leong Asia, Ltd.	1,095,000	$1,076,754

		$1,076,754

3

Security	Shares	Value
IT Services — 1.3%
CSE Global, Ltd.	3,048,500	$1,339,375

		$1,339,375

Oil, Gas & Consumable Fuels — 2.2%
Straits Asia Resources, Ltd.	2,183,000	$2,274,068

		$2,274,068

Real Estate Investment Trusts (REITs) — 3.4%
Frasers Centrepoint Trust	2,667,000	$1,693,827
Starhill Global REIT	3,480,000	1,707,068

		$3,400,895

Real Estate Management & Development — 2.4%
Allgreen Properties, Ltd.	1,738,000	$1,256,816
Wheelock Properties (Singapore), Ltd.	1,006,000	1,173,025

		$2,429,841

Transportation Infrastructure — 0.5%
SIA Engineering Co., Ltd.	285,000	$518,121

		$518,121

Total Singapore (identified cost $15,155,575)		$19,947,178

South Korea — 6.1%

Diversified Consumer Services — 2.2%
MegaStudy Co., Ltd.	12,150	$2,182,648

		$2,182,648

Insurance — 1.8%
Korean Reinsurance Co.	193,320	$1,826,119

		$1,826,119

Media — 2.1%
Woongjin Thinkbig Co., Ltd.	130,010	$2,166,546

		$2,166,546

Total South Korea (identified cost $6,049,002)		$6,175,313

Taiwan — 9.9%

Chemicals — 2.5%
Taiwan Fertilizer Co., Ltd.	792,000	$2,552,605

		$2,552,605

4

Security	Shares	Value
Computers & Peripherals — 1.0%
Simplo Technology Co., Ltd.	242,000	$1,053,293

		$1,053,293

Hotels, Restaurants & Leisure — 0.9%
Formosa International Hotels Corp.	60,300	$910,436

		$910,436

Semiconductors & Semiconductor Equipment — 1.4%
Greatek Electronics, Inc.	1,526,000	$1,366,656

		$1,366,656

Textiles, Apparel & Luxury Goods — 4.1%
Ruentex Industries, Ltd.	3,972,000	$4,180,178

		$4,180,178

Total Taiwan (identified cost $8,784,470)		$10,063,168

Thailand — 0.6%

Consumer Finance — 0.6%
Thanachart Capital Public Co., Ltd.	1,565,100	$588,452

		$588,452

Total Thailand (identified cost $794,201)		$588,452

Total Common Stocks (identified cost $77,639,123)		$96,033,175

Total Investments — 94.8% (identified cost $77,639,123)		$96,033,175

Other Assets, Less Liabilities — 5.2%		$5,234,114

Net Assets — 100.0%		$101,267,289

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

5

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,639,123

Gross unrealized appreciation	$22,503,709
Gross unrealized depreciation	(4,109,657)

Net unrealized appreciation	$18,394,052

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$2,529,968
Level 2	Other Significant Observable Inputs	93,005,228
Level 3	Significant Unobservable Inputs	497,979

Total		$96,033,175

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of August 31, 2008	$—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(2,249,963)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	2,747,942

Balance as of May 31, 2009	$497,979

Change in net unrealized appreciation (depreciation) on investments still held as of May 31, 2009	$(2,249,963)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Greater China Growth Fund as of May 31, 2009 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2009, the value of the Fund’s investment in the Portfolio was $216,673,316 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
China — 61.4%

Chemicals — 0.7%
China BlueChemical, Ltd., Class H	2,638,000	$1,545,030

		$1,545,030

Commercial Banks — 8.5%
Bank of China, Ltd.	10,820,000	$4,907,278
China Construction Bank Corp., Class H	10,580,000	6,906,081
Industrial and Commercial Bank of China, Ltd., Class H	10,351,000	6,597,638

		$18,410,997

Construction & Engineering — 1.2%
China Communications Construction Co., Ltd., Class H	1,893,000	$2,660,352

		$2,660,352

Construction Materials — 1.3%
Anhui Conch Cement Co., Ltd., Class H	234,000	$1,695,825
China National Building Material Co., Ltd., Class H	476,000	1,054,454

		$2,750,279

Containers & Packaging — 1.1%
AMVIG Holdings, Ltd.	4,414,000	$2,471,006

		$2,471,006

Diversified Consumer Services — 1.7%
New Oriental Education & Technology Group, Inc. ADR(1)	67,400	$3,704,304

		$3,704,304

Diversified Telecommunication Services — 1.4%
China Communications Services Corp., Ltd., Class H	4,822,000	$2,966,423

		$2,966,423

Electrical Equipment — 2.9%
China High Speed Transmission Equipment Group Co., Ltd.	1,490,000	$3,176,434
Shanghai Electric Group Co., Ltd., Class H	6,498,000	3,106,735

		$6,283,169

Energy Equipment & Services — 1.7%
China Oilfield Services, Ltd., Class H	3,322,000	$3,672,983

		$3,672,983

Health Care Equipment & Supplies — 1.3%
Mindray Medical International, Ltd. ADR	124,800	$2,871,648

		$2,871,648

Industrial Conglomerates — 3.0%
Beijing Enterprises Holdings, Ltd.	593,500	$2,700,696
Shanghai Industrial Holdings, Ltd.	936,000	3,736,456

		$6,437,152

1

Security	Shares	Value
Insurance — 4.4%
China Insurance International Holdings Co., Ltd.(1)	596,000	$1,112,774
China Life Insurance Co., Ltd., Class H	2,069,000	7,605,449
Ping An Insurance (Group) Co. of China, Ltd.	129,500	906,458

		$9,624,681

Internet Software & Services — 5.1%
NetEase.com, Inc. ADR(1)	123,800	$4,281,004
Tencent Holdings, Ltd.	593,200	6,662,280

		$10,943,284

Machinery — 1.3%
China South Locomotive and Rolling Stock Corp., Class H	4,258,000	$2,811,801

		$2,811,801

Multiline Retail — 1.8%
Parkson Retail Group, Ltd.	2,529,500	$3,989,964

		$3,989,964

Oil, Gas & Consumable Fuels — 7.3%
China Petroleum and Chemical Corp.	3,446,000	$2,814,440
China Shenhua Energy Co., Ltd., Class H	1,195,000	4,037,331
CNOOC, Ltd.	3,709,000	4,964,606
PetroChina Co., Ltd., Class H	3,514,000	4,081,640

		$15,898,017

Real Estate Management & Development — 3.7%
China Overseas Land & Investment, Ltd.	2,001,040	$4,284,176
Guangzhou R&F Properties Co., Ltd., Class H	1,612,000	3,715,119

		$7,999,295

Specialty Retail — 1.1%
Belle International Holdings, Ltd.	3,005,000	$2,367,110

		$2,367,110

Textiles, Apparel & Luxury Goods — 2.8%
China Dongxiang Group Co.	2,904,000	$1,637,133
Ports Design, Ltd.	2,191,500	4,340,697

		$5,977,830

Transportation Infrastructure — 2.4%
China Merchants Holdings International Co., Ltd.	914,000	$2,846,873
Zhejiang Expressway Co., Ltd., Class H	2,946,000	2,311,577

		$5,158,450

Wireless Telecommunication Services — 6.7%
China Mobile, Ltd.	1,484,000	$14,573,074

		$14,573,074

Total China (identified cost $109,735,577)		$133,116,849

Hong Kong — 18.7%

Chemicals — 1.9%
Huabao International Holdings, Ltd.	4,620,000	$4,195,629

		$4,195,629

2

Security	Shares	Value
Commercial Banks — 1.2%
Hang Seng Bank, Ltd.	186,900	$2,692,312

		$2,692,312

Distributors — 3.1%
Integrated Distribution Services Group, Ltd.	2,447,000	$3,556,473
Li & Fung, Ltd.	1,172,000	3,177,277

		$6,733,750

Diversified Financial Services — 1.9%
Hong Kong Exchanges and Clearing, Ltd.	268,300	$4,192,268

		$4,192,268

Electric Utilities — 1.3%
CLP Holdings, Ltd.	411,000	$2,769,318

		$2,769,318

Industrial Conglomerates — 0.6%
Hutchison Whampoa, Ltd.	170,000	$1,200,293

		$1,200,293

Real Estate Management & Development — 7.5%
Cheung Kong Holdings, Ltd.	462,000	$5,756,733
Kerry Properties, Ltd.	593,000	2,548,590
Sun Hung Kai Properties, Ltd.	308,000	3,858,374
Swire Pacific, Ltd., Class A	395,500	3,967,072

		$16,130,769

Specialty Retail — 1.2%
Esprit Holdings, Ltd.	389,500	$2,491,727

		$2,491,727

Total Hong Kong (identified cost $41,407,839)		$40,406,066

Taiwan — 18.1%

Chemicals — 2.6%
Taiwan Fertilizer Co., Ltd.	1,744,000	$5,620,889

		$5,620,889

Commercial Banks — 0.5%
Chinatrust Financial Holding Co., Ltd.	1,677,000	$1,119,159

		$1,119,159

Computers & Peripherals — 0.4%
Compal Electronics	959,000	$819,039

		$819,039

Diversified Telecommunication Services — 2.6%
Chunghwa Telecom Co., Ltd.	2,882,655	$5,507,901

		$5,507,901

Electronic Equipment, Instruments & Components — 2.4%
Hon Hai Precision Industry Co., Ltd.	1,343,882	$5,148,662

		$5,148,662

Food & Staples Retailing — 1.7%
President Chain Store Corp.	1,454,000	$3,773,737

		$3,773,737

3

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.0%
Formosa International Hotels Corp.	289,978	$4,378,215

		$4,378,215

Semiconductors & Semiconductor Equipment — 5.9%
MediaTek, Inc.	228,199	$2,843,627
Taiwan Semiconductor Manufacturing Co., Ltd.	5,403,820	10,001,237

		$12,844,864

Total Taiwan (identified cost $39,114,313)		$39,212,466

Total Common Stocks (identified cost $190,257,729)		$212,735,381

Total Investments — 98.2% (identified cost $190,257,729)		$212,735,381

Other Assets, Less Liabilities — 1.8%		$3,938,258

Net Assets — 100.0%		$216,673,639

ADR	-	American Depository Receipt

(1)		Non-income producing security.

4

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,257,729

Gross unrealized appreciation	$42,378,680
Gross unrealized depreciation	(19,901,028)

Net unrealized appreciation	$22,477,652

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$10,856,956
Level 2	Other Significant Observable Inputs	201,878,425
Level 3	Significant Unobservable Inputs	—

Total		$212,735,381

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Global Growth Fund as of May 31, 2009 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2009, the value of the Fund’s investment in the Portfolio was $51,853,677 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Growth Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.9%

Security	Shares	Value
Auto Components — 0.5%
Goodyear Tire & Rubber Co. (The)(1)(2)	23,800	$272,510

		$272,510

Automobiles — 2.6%
Harley-Davidson, Inc.(2)	30,400	$515,888
Honda Motor Co., Ltd.	14,000	406,192
Toyota Motor Corp.	11,300	450,595

		$1,372,675

Beverages — 3.3%
Central European Distribution Corp.(1)(2)	7,000	$176,190
Diageo PLC ADR	11,300	616,528
Fomento Economico Mexicano SA de C.V. ADR(2)	20,000	653,800
Foster’s Group, Ltd.	61,800	244,026

		$1,690,544

Biotechnology — 0.2%
Biogen Idec, Inc.(1)(2)	1,704	$88,250

		$88,250

Building Products — 1.1%
Owens Corning(1)(2)	27,100	$377,503
USG Corp.(1)(2)	5,200	62,400
Wienerberger AG(1)	9,400	133,388

		$573,291

Capital Markets — 0.6%
Aberdeen Asset Management PLC	18,275	$38,519
Affiliated Managers Group, Inc.(1)	5,179	290,594

		$329,113

Chemicals — 1.8%
Agrium, Inc.	8,000	$393,760
Celanese Corp.(2)	16,000	328,160
CF Industries Holdings, Inc.	2,500	194,100

		$916,020

Commercial Banks — 7.0%
Banco Santander Central Hispano SA ADR(2)	71,000	$762,540
Barclays PLC	53,000	257,526
BOC Hong Kong Holdings Ltd.	156,000	247,382
Boston Private Financial Holdings, Inc.(2)	2,786	13,874
DBS Group Holdings, Ltd.	68,000	558,440
Intesa Sanpaolo ADR(1)	67,000	239,490
KBC Groep N.V.(1)	5,500	114,384
Mitsubishi UFJ Financial Group, Inc.	88,000	558,399

Security	Shares	Value
SVB Financial Group(1)	2,963	$79,853
Wells Fargo & Co.(2)	31,000	790,500

		$3,622,388

Commercial Services & Supplies — 1.0%
Copart, Inc.(1)(2)	7,300	$224,037
RR Donnelley & Sons Co.	22,000	296,560

		$520,597

Communications Equipment — 2.8%
Brocade Communications Systems, Inc.(1)(2)	91,800	$673,812
Nokia Oyj ADR(2)	13,000	198,900
Research In Motion, Ltd.(1)(2)	2,826	222,237
Riverbed Technology, Inc.(1)(2)	17,500	351,575

		$1,446,524

Computers & Peripherals — 0.7%
Apple, Inc.(1)	2,600	$353,106

		$353,106

Construction & Engineering — 1.1%
Granite Construction, Inc.(2)	10,200	$372,810
Perini Corp.(1)(2)	737	15,219
Vinci SA	4,000	193,437

		$581,466

Consumer Finance — 2.1%
Discover Financial Services	60,000	$573,600
Promise Co., Ltd.(2)	15,900	212,485
SLM Corp.(1)(2)	48,745	322,204

		$1,108,289

Diversified Consumer Services — 0.7%
Corinthian Colleges, Inc.(1)(2)	22,200	$341,436

		$341,436

Diversified Financial Services — 1.0%
JPMorgan Chase & Co.	13,600	$501,840

		$501,840

Diversified Telecommunication Services — 3.2%
France Telecom SA ADR	26,700	$623,178
Koninklijke KPN N.V.	25,800	339,487
Telefonica SA	32,000	693,196

		$1,655,861

Electric Utilities — 1.2%
E.ON AG ADR	10,400	$368,992
Scottish and Southern Energy PLC	14,000	265,030

		$634,022

Security	Shares	Value
Electrical Equipment — 2.5%
ABB, Ltd. ADR(2)	20,800	$342,368
Energy Conversion Devices, Inc.(1)(2)	4,800	82,608
First Solar, Inc.(1)(2)	1,700	323,000
GrafTech International, Ltd.(1)	54,000	549,180

		$1,297,156

Electronic Equipment, Instruments & Components — 0.7%
FUJIFILM Holdings Corp.	11,000	$318,173
Itron, Inc.(1)(2)	700	40,838

		$359,011

Energy Equipment & Services — 2.6%
Complete Production Services, Inc.(1)	40,000	$283,200
Nabors Industries, Ltd.(1)(2)	10,600	189,528
Patterson-UTI Energy, Inc.(2)	13,000	186,420
Pride International, Inc.(1)	17,418	421,864
Transocean, Ltd.(1)(2)	3,600	286,128

		$1,367,140

Food Products — 2.7%
Nestle SA	27,000	$983,147
Unilever PLC	17,000	401,206

		$1,384,353

Health Care Equipment & Supplies — 0.3%
Masimo Corp.(1)(2)	6,000	$143,640

		$143,640

Health Care Providers & Services — 0.5%
Express Scripts, Inc.(1)	2,700	$172,935
Health Management Associates, Inc.(1)(2)	18,000	104,580

		$277,515

Hotels, Restaurants & Leisure — 1.2%
Scientific Games Corp., Class A(1)	34,000	$606,220

		$606,220

Household Durables — 2.4%
Desarrolladora Homex SA de C.V. ADR(1)(2)	18,500	$498,575
LG Electronics, Inc.	1,400	134,966
Mohawk Industries, Inc.(1)(2)	3,300	126,291
Tempur-Pedic International, Inc.	24,000	264,720
Whirlpool Corp.(2)	5,600	235,984

		$1,260,536

Industrial Conglomerates — 0.9%
Keppel Corp., Ltd.	91,200	$458,780

		$458,780

Security	Shares	Value
Insurance — 6.0%
Aegon N.V.	63,800	$399,958
Allied World Assurance Holdings, Ltd.	12,800	483,200
AXA SA ADR(2)	23,700	446,745
Fairfax Financial Holdings, Ltd.	600	156,000
Fidelity National Financial, Inc., Class A	17,000	236,980
MetLife, Inc.	8,750	275,625
Muenchener Rueckversicherungs-Gesellschaft AG	2,500	353,081
Tokio Marine Holdings, Inc.(2)	18,200	534,198
Zurich Financial Services AG	1,300	243,298

		$3,129,085

Internet & Catalog Retail — 0.3%
NetFlix, Inc.(1)(2)	4,100	$161,622

		$161,622

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(1)	13,700	$304,962
MercadoLibre, Inc.(1)(2)	5,500	119,020

		$423,982

IT Services — 0.5%
Euronet Worldwide, Inc.(1)	13,000	$207,480
Wright Express Corp.(1)	2,000	49,740

		$257,220

Media — 1.8%
Arbitron, Inc.	6,055	$120,555
Central European Media Enterprises, Ltd.(1)(2)	8,200	153,504
Liberty Entertainment, Series A(1)	27,500	664,400

		$938,459

Metals & Mining — 2.6%
Anglo American PLC ADR(2)	19,110	$274,228
Gammon Gold, Inc.(1)(2)	59,000	486,160
Sterlite Industries India, Ltd. ADR(2)	23,300	306,861
Vale SA ADR	18,100	293,763

		$1,361,012

Multi-Utilities — 2.3%
National Grid PLC	69,800	$676,811
RWE AG	6,200	516,212

		$1,193,023

Multiline Retail — 0.5%
Big Lots, Inc.(1)	11,700	$269,217

		$269,217

Office Electronics — 0.2%
Neopost SA	1,500	$125,026

		$125,026

Security	Shares	Value
Oil, Gas & Consumable Fuels — 10.5%
Brigham Exploration Co.(1)(2)	78,638	$265,796
Chesapeake Energy Corp.(2)	13,000	294,580
Enbridge Energy Management, LLC(1)	2,656	101,726
Enbridge Energy Partners, LP(2)	4,800	193,680
Goodrich Petroleum Corp.(1)(2)	5,243	140,093
Hess Corp.	2,400	159,816
LUKOIL ADR(2)	4,600	243,800
Newfield Exploration Co.(1)(2)	9,000	325,080
Paladin Energy, Ltd.(1)	165,000	675,567
Petrohawk Energy Corp.(1)	17,450	439,740
Petroleo Brasileiro SA ADR(2)	22,300	779,831
Plains Exploration & Production Co.(1)	6,000	169,680
StatoilHydro ASA ADR	13,495	283,665
Total SA ADR(2)	17,000	980,050
Walter Industries, Inc.	11,500	375,360

		$5,428,464

Pharmaceuticals — 5.4%
AstraZeneca PLC ADR(2)	10,500	$438,060
GlaxoSmithKline PLC ADR(2)	10,700	360,697
Novartis AG ADR(2)	17,900	716,358
Perrigo Co.	4,000	107,440
Roche Holding AG	2,900	397,081
Sanofi-Aventis SA	9,000	574,417
Shionogi & Co., Ltd.	11,000	216,790

		$2,810,843

Professional Services — 0.5%
Equifax, Inc.(2)	8,800	$239,536

		$239,536

Real Estate Investment Trusts (REITs) — 1.1%
Chimera Investment Corp.(2)	32,700	$114,123
Host Hotels & Resorts, Inc.(2)	47,000	440,860

		$554,983

Road & Rail — 0.8%
All America Latina Logistica	20,000	$117,097
East Japan Railway Co.	3,000	179,114
Kansas City Southern(1)(2)	8,500	140,165

		$436,376

Semiconductors & Semiconductor Equipment — 2.9%
Atheros Communications, Inc.(1)(2)	19,900	$333,524
MEMC Electronic Materials, Inc.(1)	16,300	314,427
ON Semiconductor Corp.(1)(2)	57,500	393,875
Tessera Technologies, Inc.(1)	18,720	440,482

		$1,482,308

Security	Shares	Value
Software — 2.5%
Ariba, Inc.(1)(2)	13,688	$129,625
Check Point Software Technologies, Ltd.(1)(2)	5,600	130,760
Concur Technologies, Inc.(1)(2)	10,300	303,850
Nintendo Co., Ltd.	2,500	674,649
Rosetta Stone, Inc.(1)(2)	2,964	71,462

		$1,310,346

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	12,388	$527,605
Best Buy Co., Inc.(2)	14,100	494,910
Childrens Place Retail Stores, Inc. (The)(1)(2)	2,400	86,184
Gap, Inc. (The)(2)	8,000	142,800
Hibbett Sports, Inc.(1)(2)	1,415	25,512

		$1,277,011

Textiles, Apparel & Luxury Goods — 2.7%
Gildan Activewear, Inc.(1)	51,900	$853,755
Hanesbrands, Inc.(1)(2)	32,300	545,870

		$1,399,625

Tobacco — 1.8%
British American Tobacco PLC	29,300	$803,099
Japan Tobacco, Inc.	40	115,313

		$918,412

Trading Companies & Distributors — 1.5%
Mitsui & Co., Ltd.(2)	50,000	$641,109
WESCO International, Inc.(1)(2)	6,000	160,380

		$801,489

Wireless Telecommunication Services — 3.0%
Crown Castle International Corp.(1)	29,000	$703,540
MTN Group, Ltd.	13,000	189,439
Turkcell Iletisim Hizmetleri AS ADR(2)	37,000	492,470
Vodafone Group PLC ADR(2)	8,700	163,734

		$1,549,183

Total Common Stocks (identified cost $46,298,769)		$49,229,505

Short-Term Investments — 31.3%

	Interest
Description	(000’s Omitted)	Value
Cash Management Portfolio, 0.03%(3)	$1,569	$1,569,227
Eaton Vance Cash Collateral Fund, LLC, 0.38%(3)(4)	14,659	14,659,426

Total Short-Term Investments (identified cost $16,193,191)		$16,228,653

Total Investments — 126.2% (identified cost $62,491,960)		$65,458,158

Other Assets, Less Liabilities — (26.2)%		$(13,604,314)

Net Assets — 100.0%		$51,853,844

ADR	-	American Depositary Receipt

(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at May 31, 2009.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2009. At May 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on amortized cost. For the fiscal year to date ended May 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $136,753, and net income allocated from the investment in Cash Management Portfolio was $12,423.
(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2009. At May 31, 2009, the Portfolio loaned securities having a market value of $14,521,373 and received $14,659,426 of cash collateral for the loans. Other Assets, Less Liabilities includes an equal and offsetting liability of $14,659,426 to repay collateral amounts upon the return of loaned securities.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	60.3%	$31,257,266
Japan	8.3	4,307,017
Canada	5.4	2,787,479
United Kingdom	4.7	2,442,191
Switzerland	3.7	1,909,654
Singapore	2.0	1,017,220
France	1.7	892,880
Germany	1.7	869,293
Netherlands	1.4	739,445
Spain	1.3	693,196
Bermuda	1.3	672,728
Hong Kong	0.5	247,382
Australia	0.5	244,026
South Africa	0.4	189,439
Poland	0.3	176,190
Czech Republic	0.3	153,504
South Korea	0.3	134,966
Austria	0.2	133,388
Israel	0.2	130,760
Brazil	0.2	117,097
Belgium	0.2	114,384

Long-Term Investments	94.9%	$49,229,505
Short-Term Investments		16,228,653

Total Investments		$65,458,158

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,743,583

Gross unrealized appreciation	$7,605,807
Gross unrealized depreciation	(4,891,232)

Net unrealized appreciation	$2,714,575

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$53,210,134
Level 2	Other Significant Observable Inputs	12,248,024
Level 3	Significant Unobservable Inputs	—

Total		$65,458,158

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Multi-Cap Growth Fund as of May 31, 2009 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2009, the value of the Fund’s investment in the Portfolio was $154,125,534 and the Fund owned 98.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Multi-Cap Growth Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.7%

Security	Shares	Value
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)(1)(2)	134,000	$1,534,300

		$1,534,300

Automobiles — 1.9%
Harley-Davidson, Inc.(2)	174,000	$2,952,780

		$2,952,780

Biotechnology — 1.0%
Biogen Idec, Inc.(1)(2)	9,830	$509,095
Genzyme Corp.(1)	19,191	1,134,956

		$1,644,051

Building Products — 1.6%
Owens Corning(1)(2)	155,000	$2,159,150
USG Corp.(1)(2)	30,000	360,000

		$2,519,150

Capital Markets — 1.2%
Aberdeen Asset Management PLC	110,825	$233,592
Affiliated Managers Group, Inc.(1)(2)	29,680	1,665,345

		$1,898,937

Chemicals — 1.9%
Celanese Corp.(2)	92,000	$1,886,920
CF Industries Holdings, Inc.	14,000	1,086,960

		$2,973,880

Commercial Banks — 3.2%
First Horizon National Corp.(1)(2)	102	$1,238
SVB Financial Group(1)(2)	16,628	448,125
Wells Fargo & Co.(2)	177,000	4,513,500

		$4,962,863

Commercial Services & Supplies — 1.9%
Copart, Inc.(1)(2)	42,000	$1,288,980
RR Donnelley & Sons Co.(2)	125,000	1,685,000

		$2,973,980

Communications Equipment — 3.2%
Brocade Communications Systems, Inc.(1)(2)	518,000	$3,802,120
Research In Motion, Ltd.(1)(2)	15,600	1,226,784

		$5,028,904

Construction & Engineering — 1.4%
Granite Construction, Inc.(2)	58,000	$2,119,900
Perini Corp.(1)(2)	4,223	87,205

		$2,207,105

1

Security	Shares	Value
Consumer Finance — 3.3%
Discover Financial Services(2)	341,000	$3,259,960
SLM Corp.(1)(2)	283,531	1,874,140

		$5,134,100

Diversified Consumer Services — 1.2%
Corinthian Colleges, Inc.(1)(2)	126,000	$1,937,880

		$1,937,880

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.(2)	77,000	$2,841,300

		$2,841,300

Electrical Equipment — 4.0%
First Solar, Inc.(1)(2)	8,300	$1,577,000
GrafTech International, Ltd.(1)(2)	311,000	3,162,870
JA Solar Holdings Co., Ltd. ADR(1)	352,000	1,488,960

		$6,228,830

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.(1)(2)	4,000	$233,360

		$233,360

Energy Equipment & Services — 4.9%
Complete Production Services, Inc.(1)(2)	225,000	$1,593,000
Nabors Industries, Ltd.(1)(2)	60,000	1,072,800
Patterson-UTI Energy, Inc.(2)	75,000	1,075,500
Pride International, Inc.(1)(2)	98,559	2,387,099
Transocean, Ltd.(1)(2)	20,000	1,589,600

		$7,717,999

Health Care Equipment & Supplies — 0.5%
Cooper Cos., Inc. (The)(2)	166	$4,401
Masimo Corp.(1)(2)	34,000	813,960

		$818,361

Health Care Providers & Services — 1.0%
Express Scripts, Inc.(1)	15,000	$960,750
Health Management Associates, Inc.(1)(2)	100,000	581,000

		$1,541,750

Hotels, Restaurants & Leisure — 2.2%
Scientific Games Corp., Class A(1)(2)	193,000	$3,441,190

		$3,441,190

Household Durables — 2.3%
Mohawk Industries, Inc.(1)(2)	18,500	$707,995
Tempur-Pedic International, Inc.	136,000	1,500,080
Whirlpool Corp.(2)	31,600	1,331,624

		$3,539,699

2

Security	Shares	Value
Insurance — 4.1%
Allied World Assurance Holdings, Ltd.(2)	72,000	$2,718,000
Fairfax Financial Holdings, Ltd.	3,300	858,000
Fidelity National Financial, Inc., Class A	96,100	1,339,634
MetLife, Inc.(2)	49,000	1,543,500

		$6,459,134

Internet & Catalog Retail — 2.0%
Priceline.com, Inc.(1)(2)	28,415	$3,128,776

		$3,128,776

Internet Software & Services — 3.0%
Akamai Technologies, Inc.(1)(2)	78,000	$1,736,280
Equinix, Inc.(1)(2)	39,600	2,946,240

		$4,682,520

IT Services — 2.5%
Euronet Worldwide, Inc.(1)	74,000	$1,181,040
MasterCard, Inc., Class A(2)	13,700	2,415,721
Wright Express Corp.(1)	11,000	273,570

		$3,870,331

Media — 2.9%
Arbitron, Inc.(2)	34,120	$679,329
Liberty Entertainment, Series A(1)	157,000	3,793,120

		$4,472,449

Metals & Mining — 1.8%
Gammon Gold, Inc.(1)(2)	334,000	$2,752,160

		$2,752,160

Multiline Retail — 1.0%
Big Lots, Inc.(1)(2)	67,000	$1,541,670

		$1,541,670

Oil, Gas & Consumable Fuels — 11.4%
Brigham Exploration Co.(1)(2)	432,509	$1,461,880
Chesapeake Energy Corp.(2)	74,000	1,676,840
Enbridge Energy Management, LLC(1)(2)	15,935	610,311
Enbridge Energy Partners, LP(2)	27,500	1,109,625
Goodrich Petroleum Corp.(1)(2)	29,612	791,233
Hess Corp.	14,000	932,260
Newfield Exploration Co.(1)(2)	50,000	1,806,000
Paladin Energy, Ltd.(1)	940,000	3,848,683
Petrohawk Energy Corp.(1)(2)	97,500	2,457,000
Plains Exploration & Production Co.(1)(2)	34,000	961,520
Walter Industries, Inc.(2)	65,000	2,121,600

		$17,776,952

3

Security	Shares	Value
Pharmaceuticals — 0.3%
Perrigo Co.(2)	16,800	$451,248

		$451,248

Professional Services — 0.9%
Equifax, Inc.	50,000	$1,361,000

		$1,361,000

Real Estate Investment Trusts (REITs) — 2.8%
Annaly Capital Management, Inc.(2)	85,084	$1,186,071
Chimera Investment Corp.(2)	184,668	644,491
Host Hotels & Resorts, Inc.(2)	269,000	2,523,220

		$4,353,782

Road & Rail — 0.5%
Kansas City Southern(1)(2)	48,000	$791,520

		$791,520

Semiconductors & Semiconductor Equipment — 7.0%
Atheros Communications, Inc.(1)(2)	96,700	$1,620,692
Nvidia Corp.(1)(2)	264,000	2,753,520
ON Semiconductor Corp.(1)(2)	506,277	3,467,997
Renesola, Ltd. ADR(1)(2)	163,000	691,120
Tessera Technologies, Inc.(1)	71,000	1,670,630
Varian Semiconductor Equipment Associates, Inc.(1)(2)	31,000	729,120

		$10,933,079

Software — 1.7%
Check Point Software Technologies, Ltd.(1)(2)	98,900	$2,309,315
Rosetta Stone, Inc.(1)(2)	16,756	403,987

		$2,713,302

Specialty Retail — 5.0%
Advance Auto Parts, Inc.(2)	82,298	$3,505,072
Best Buy Co., Inc.(2)	80,500	2,825,550
Childrens Place Retail Stores, Inc. (The)(1)(2)	14,000	502,740
Gap, Inc. (The)(2)	45,000	803,250
Hibbett Sports, Inc.(1)(2)	8,025	144,691

		$7,781,303

Textiles, Apparel & Luxury Goods — 5.0%
Gildan Activewear, Inc.(1)	293,800	$4,833,010
Hanesbrands, Inc.(1)(2)	182,000	3,075,800

		$7,908,810

Trading Companies & Distributors — 0.6%
WESCO International, Inc.(1)(2)	34,000	$908,820

		$908,820

4

Security	Shares	Value
Wireless Telecommunication Services — 2.6%
Crown Castle International Corp.(1)(2)	166,000	$4,027,160

		$4,027,160

Total Common Stocks (identified cost $113,741,345)		$148,044,435

Investment Funds — 0.0%

Security	Shares	Value
Capital Markets — 0.0%
iShares Russell 2000 Index Fund(2)	100	$5,027
MidCap SPDR Trust, Series 1	100	10,461
SPDR Trust, Series 1(2)	100	9,241

Total Investment Funds (identified cost $22,356)		$24,729

Short-Term Investments — 30.6%

	Interest
Description	(000’s Omitted)	Value
Cash Management Portfolio, 0.03%(3)	$3,512	$3,512,077
Eaton Vance Cash Collateral Fund, LLC, 0.38%(3)(4)	44,267	44,266,697

Total Short-Term Investments (identified cost $47,817,712)		$47,778,774

Total Investments — 125.3% (identified cost $161,581,413)		$195,847,938

Other Assets, Less Liabilities — (25.3)%		$(39,545,231)

Net Assets — 100.0%		$156,302,707

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at May 31, 2009.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2009. At May 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on amortized cost. For the fiscal year to date ended May 31, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $591,374, and net income allocated from the investment in Cash Management Portfolio was $45,952.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2009. At May 31, 2009, the Portfolio loaned securities having a market value of $44,131,583 and received $44,266,697 of cash collateral for the loans. Other Assets, Less Liabilities includes an equal and offsetting liability of $44,266,697 to repay collateral amounts upon the return of loaned securities.

5

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$163,841,563

Gross unrealized appreciation	$33,810,411
Gross unrealized depreciation	(1,804,036)

Net unrealized appreciation	$32,006,375

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$195,614,346
Level 2	Other Significant Observable Inputs	233,592
Level 3	Significant Unobservable Inputs	—

Total		$195,847,938

The Portfolio held no investments or other financial instruments as of August 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Worldwide Health Sciences Fund as of May 31, 2009 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At May 31, 2009, the value of the Fund’s investment in the Portfolio was $1,107,148,491 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio	as of May 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.52%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 12.66%(1)
Merck KGaA Co.	368,000	$35,392,518	3.20%
Novartis AG	846,000	33,853,683	3.06%
Roche Holding AG	264,000	36,148,064	3.26%
Shire PLC ADR	832,600	34,719,420	3.14%

		$140,113,685	12.66%

Major Capitalization - Far East — 4.45%(1)
Shionogi & Co., Ltd.	2,502,600	$49,321,670	4.45%

		$49,321,670	4.45%

Major Capitalization - North America — 40.12%(1)
Abbott Laboratories	745,000	$33,569,700	3.03%
Allergan, Inc.	465,000	20,520,450	1.85%
Amgen, Inc.(2)	692,000	34,558,480	3.12%
Baxter International, Inc.	653,000	33,427,070	3.02%
Biogen Idec, Inc.(2)	1,000,000	51,790,000	4.68%
Bristol-Myers Squibb Co.	2,200,000	43,824,000	3.96%
Covidien, Ltd.	1,000,000	35,720,000	3.23%
Genzyme Corp.(2)	750,000	44,355,000	4.01%
Gilead Sciences, Inc.(2)	1,000,000	43,100,000	3.89%
Johnson & Johnson	605,000	33,371,800	3.02%
Thermo Fisher Scientific, Inc.(2)	586,000	22,801,260	2.06%
Wyeth Corp.	1,050,000	47,103,000	4.25%

		$444,140,760	40.12%

Small & Mid Capitalization - Europe — 3.55%(1)
Elan Corp. PLC ADR(2)	3,800,000	$26,524,000	2.40%
Nobel Biocare Holding AG	550,000	12,728,326	1.15%

		$39,252,326	3.55%

Small & Mid Capitalization - Far East — 5.13%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	672,400	$19,882,967	1.80%
Sawai Pharmaceutical Co., Ltd.	347,800	18,411,219	1.66%
Towa Pharmaceutical Co., Ltd.	416,900	18,499,276	1.67%

		$56,793,462	5.13%

Small & Mid Capitalization - North America — 30.61%(1)
Alexion Pharmaceuticals, Inc.(2)	729,000	$26,608,500	2.40%
Align Technology, Inc.(2)	2,020,000	23,896,600	2.16%
Allos Therapeutics, Inc.(2)	1,692,900	12,324,312	1.11%
BioMarin Pharmaceutical, Inc.(2)	1,302,000	18,201,960	1.64%
Cubist Pharmaceuticals, Inc.(2)	1,135,000	19,363,100	1.75%
Dendreon Corp.(2)	580,000	13,148,600	1.19%
Exelixis, Inc.(2)	291,200	1,616,160	0.15%
Genomic Health, Inc.(2)	663,100	12,864,140	1.16%
Gen-Probe, Inc.(2)	602,300	25,676,049	2.32%
InterMune, Inc.(2)	989,900	11,700,618	1.06%
Masimo Corp.(2)	1,200,000	28,728,000	2.59%
Mylan, Inc.(2)	1,350,000	17,833,500	1.61%
NPS Pharmaceuticals, Inc.(2)	3,230,000	10,723,600	0.97%
Onyx Pharmaceuticals, Inc.(2)	860,000	20,347,600	1.84%
OSI Pharmaceuticals, Inc.(2)	795,000	26,871,000	2.43%
Par Pharmaceutical Cos., Inc.(2)	800,000	10,680,000	0.96%

1

			Percentage of
Security	Shares	Value	Net Assets
United Therapeutics Corp.(2)	300,000	$24,045,000	2.17%
Vertex Pharmaceuticals, Inc.(2)	1,150,000	34,281,500	3.10%

		$338,910,239	30.61%

Total Common Stocks (identified cost $1,129,142,013)		$1,068,532,142

Convertible Preferred Stocks — 1.54%

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization - North America — 1.54%(1)
Mylan, Inc., 6.50%	20,000	$17,100,000	1.54%

		$17,100,000	1.54%

Total Convertible Preferred Stocks (identified cost $16,575,000)		$17,100,000

Call Options — 0.00%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	13	0.00%

				$13	0.00%

Total Call Options (identified cost $0)				$13

Short-Term Investments — 0.90%

	Interest		Percentage of
Description	(000’s omitted)	Value	Net Assets
Cash Management Portfolio, 0.03%(4)	$10,019	$10,019,060	0.90%

Total Short-Term Investments (identified cost $10,019,060)		$10,019,060

Total Investments (identified cost $1,155,736,073)		$1,095,651,215	98.96%

Other Assets, Less Liabilities		$11,505,307	1.04%

Net Assets		$1,107,156,522	100.00%

ADR	-	American Depository Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended May 31, 2009 was $207,498.

2

The Portfolio did not have any open financial instruments at May 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,155,655,248

Gross unrealized appreciation	$126,234,282
Gross unrealized depreciation	(186,238,315)

Net unrealized depreciation	$(60,004,033)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective September 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$854,313,479
Level 2	Other Significant Observable Inputs	241,337,723
Level 3	Significant Unobservable Inputs	13

Total		$1,095,651,215

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities
Balance as of August 31, 2008	$269
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(256)
Net purchases (sales)	—
Net transfers to (from) Level 3	—

Balance as of May 31, 2009	$13

Change in net unrealized appreciation (depreciation) on investments still held as of May 31, 2009	$(256)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	July 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	July 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 24, 2009